Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

May 17, 2012

Jessica Riley Hale

(415) 315-6385

jessica.hale@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Attn: Mr. James O’Connor

Room 8415

100 F Street, N.E.

Washington, DC 20549-1090

Re:  RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 90 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 92 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the establishment of a new series of the Trust, RS Equity Income Fund. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that the Amendment become effective 75 days after filing. This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-6385.

Sincerely,

/s/ Jessica Riley Hale

Jessica Riley Hale

cc:  Margherita L. DiManni, Esq., RS Investment Trust

      Timothy W. Diggins, Esq., Ropes & Gray LLP